Note 9 - Furniture, Fixtures and Equipment - Components of Property, Plant and Equipment, Net (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Beginning of the year		$ 12,162
End of the year		26,053	$ 12,162
Office properties [member]
Statement Line Items [Line Items]
Beginning of the year
End of the year		6,201
Furniture and Fixtures [member]
Statement Line Items [Line Items]
Beginning of the year		306
End of the year		415	306
Equipment [member]
Statement Line Items [Line Items]
Beginning of the year		10,742
End of the year		18,562	10,742
Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year		1,109
End of the year		878	1,109
Gross carrying amount [member]
Statement Line Items [Line Items]
Beginning of the year		26,942	22,855
Additions		10,746	4,489
Disposals		(13,672)
Exchange rate differences		(384)	(401)
Adjustment for change in accounting policy (1)	[1]	14,969
Beginning of the year, restated		41,911
End of the year		38,601	26,942
Gross carrying amount [member] | Office properties [member]
Statement Line Items [Line Items]
Beginning of the year
Additions		1,228
Disposals
Exchange rate differences
Adjustment for change in accounting policy (1)	[1]	6,739
Beginning of the year, restated		6,739
End of the year		7,967
Gross carrying amount [member] | Furniture and Fixtures [member]
Statement Line Items [Line Items]
Beginning of the year		629	478
Additions		243	149
Disposals
Exchange rate differences		5	4
Adjustment for change in accounting policy (1)	[1]
Beginning of the year, restated		629
End of the year		878	629
Gross carrying amount [member] | Equipment [member]
Statement Line Items [Line Items]
Beginning of the year		24,574	20,685
Additions		9,197	4,201
Disposals		(13,672)
Exchange rate differences		(321)	(312)
Adjustment for change in accounting policy (1)	[1]	8,230
Beginning of the year, restated		32,804
End of the year		28,008	24,574
Gross carrying amount [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year		1,738	1,692
Additions		78	139
Disposals
Exchange rate differences		(69)	(93)
Adjustment for change in accounting policy (1)	[1]
Beginning of the year, restated		1,738
End of the year		1,747	1,738
Accumulated depreciation, amortisation and impairment [member]
Statement Line Items [Line Items]
Beginning of the year		14,780	9,394
Disposals		(12,994)
Exchange rate differences		8	26
Depreciation for the year		10,748	5,360
End of the year		12,543	14,780
Accumulated depreciation, amortisation and impairment [member] | Office properties [member]
Statement Line Items [Line Items]
Beginning of the year
Disposals
Exchange rate differences
Depreciation for the year		1,766
End of the year		1,766
Accumulated depreciation, amortisation and impairment [member] | Furniture and Fixtures [member]
Statement Line Items [Line Items]
Beginning of the year		324	186
Disposals
Exchange rate differences		1	21
Depreciation for the year		139	116
End of the year		464	324
Accumulated depreciation, amortisation and impairment [member] | Equipment [member]
Statement Line Items [Line Items]
Beginning of the year		13,831	8,802
Disposals		(12,994)
Exchange rate differences		24	28
Depreciation for the year		8,585	5,001
End of the year		9,446	13,831
Accumulated depreciation, amortisation and impairment [member] | Leasehold improvements [member]
Statement Line Items [Line Items]
Beginning of the year		628	406
Disposals
Exchange rate differences		(17)	(22)
Depreciation for the year		258	243
End of the year		$ 869	$ 628

[1]	See Note 3 for information about change in accounting policy related to implementation of IFRS 16.